Commitments and Contingencies - Minimum lease payments (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Future minimum lease payments under non-cancelable leases
2021	$ 187,739	$ 184,239
2022	189,374	187,739
2023	155,242	189,374
2024	81,107	155,242
Thereafter		163,432
Total lease payments	742,201	880,026
Less: Imputed Interest	(182,863)	(240,458)
Total operating lease liability	$ 559,338	$ 639,568	$ 735,672